Loans and Financing - Schedule of Loans and financing (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2019	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 6,746,188	R$ 2,837,022	R$ 2,081,897
Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			5,038,705	777,702
Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			1,707,483	2,059,320
Obligations to FIDC AR quota holders [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021				2020
Borrowings			R$ 3,690,542	R$ 2,064,333	R$ 2,065,026
Obligation to FIDC TAPSO quota holders [member]
Disclosure of detailed information about borrowings [line items]
Maturity			six months	six months
Borrowings			R$ 20,352	R$ 10,238
Leases [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 124,758	3,674	12,517
Leases [member] | 118.0% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				783
Leases [member] | CDI Rate + 2.1% per year [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			2.10%
Loans with private entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 738,456	758,027
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Maturity		2022
Borrowings			394,997
Bank Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			1,777,083	750	R$ 4,354
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			2,070,542	6,408
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 1,620,000	2,057,925
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | 106.8% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Maturity			Jun/20, Nov/20, Dec/20, Jul/21
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | 106.8% of CDI Rate [member] | Current portion of debt [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			106.00%
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | 106.8% of CDI Rate [member] | Current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			106.80%
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | 106.8% of CDI Rate [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Maturity			Jun/20, Nov/20, Dec/20, Jul/21
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | 106.8% of CDI Rate [member] | Non-current portion of debt [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			106.00%
June /20, November /20, December /20, July /21 [member] | Obligations to FIDC AR quota holders [member] | 106.8% of CDI Rate [member] | Non-current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			106.80%
March /20 [member] | Obligation to FIDC TAPSO quota holders [member] | 115.0% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			115.00%
Maturity			Mar/20
March /20 [member] | Obligation to FIDC TAPSO quota holders [member] | 115.0% of CDI Rate [member] | Current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 20,352	10,238
July /20 [member] | Leases [member] | 111.0% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			111.00%
Maturity			Jul/20
July /20 [member] | Leases [member] | 111.0% of CDI Rate [member] | Current portion of debt [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 1,497	1,496
July /20 [member] | Leases [member] | 111.0% of CDI Rate [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			111.00%
Maturity			Jul/20
Borrowings				1,395
January /20, June /29 [member] | Leases [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 35,778
January /20, June /29 [member] | Leases [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Maturity			Jan/20 - Jun/29
January /20, June /29 [member] | Leases [member] | Current portion of debt [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			105.70%
January /20, June /29 [member] | Leases [member] | Current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			107.10%
January /20, June /29 [member] | Leases [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Maturity			Jan/20 - Jun/29
January /20, June /29 [member] | Leases [member] | Non-current portion of debt [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			105.70%
January /20, June /29 [member] | Leases [member] | Non-current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			107.10%
Borrowings			R$ 87,483
January /20, March /20 [member] | Bank Borrowings [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Maturity			Jan/20 - Mar/20
January /20, March /20 [member] | Bank Borrowings [member] | Current portion of debt [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			108.00%
Borrowings			R$ 1,777,083	750
January /20, March /20 [member] | Bank Borrowings [member] | Current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			121.30%
September /21 [member] | Loans with private entities [member] | 109.8% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			109.80%
Maturity			Sep/21
September /21 [member] | Loans with private entities [member] | 109.8% of CDI Rate [member] | Current portion of debt [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 738,456	R$ 758,027
July /22 [member] | 109.0% of CDI Rate [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			109.00%
Maturity			Jul/22
July /22 [member] | Debentures [Member] | 109.0% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %			109.00%
Maturity			Jul/22
Borrowings			R$ 394,997